Taxation (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year
(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2019 £ million	2018 £ million	2017 £ million	2019 £ million	2018 £ million	2017 £ million	2019 £ million	2018 £ million	2017 £ million
Current tax
Current year	150	131	50	713	503	541	863	634	591
Adjustments in respect of prior years	(3)	71	4	52	(2)	16	49	69	20
	147	202	54	765	501	557	912	703	611
Deferred tax
Origination and reversal of temporary differences	29	40	40	(19)	127	94	10	167	134
Changes in tax rates	(2)	(11)	5	(52)	(360)	(14)	(54)	(371)	(9)
Adjustments in respect of prior years	5	95	13	25	2	(17)	30	97	(4)
	32	124	58	(46)	(231)	63	(14)	(107)	121
Taxation on profit from continuing operations	179	326	112	719	270	620	898	596	732

Schedule of exceptional tax (credits)/charges
The taxation charge includes the following exceptional items:

	2019 £ million	2018 £ million	2017 £ million
French tax audit settlement(i)	61	—	—
Tax rate change in the Netherlands(ii)	(51)	—	—
Sale of businesses and brands	33	—	7
Guaranteed minimum pension equalisation	(4)	—	—
US tax reform(iii)	—	(354)	—
UK transfer pricing settlement(iv)	—	143	—
UK industrial building allowance	—	21	—
Brand and tangible asset impairment	—	(13)	—
Customer claim in India	—	—	(11)
	39	(203)	(4)

(i) As disclosed in the interim announcement for the six months ended 31 December 2018, Diageo has been in discussions with the French tax authorities over the deductibility of certain interest costs, and assessments had been issued denying tax relief for interest costs incurred in the periods ended 30 June 2011 to 30 June 2017 with a maximum potential liability of €241 million (£213 million). In July 2019 Diageo reached a resolution on the treatment of interest costs for all open periods which resulted in a total exceptional charge of  €100 million (£88 million), comprising a tax charge of €69 million (£61 million), penalties of  €21 million (£18 million) and interest of €10 million (£9 million). This brings to a close all open issues with the French tax authorities for periods up to and including 30 June 2017.

(ii)
During the year ended 30 June 2019 the Dutch Senate agreed to a phased reduction in the Dutch corporate tax rate which is effective from 1 January 2020. An exceptional tax credit of £51 million principally arose from remeasuring the deferred tax liabilities in respect of the Ketel One vodka distribution rights from a tax rate of 25% to 20.5%.

(iii) The exceptional tax credit of £354 million ($478 million) resulted from applying the Tax Cuts and Jobs Act (TCJA), enacted on 22 December 2017, in the United States. The credit principally arose on remeasuring the deferred tax liabilities in respect of intangibles and other assets for the change in the US Federal tax rate from 35% to 21%, resulting in an exceptional tax credit of £363 million ($490 million), which is partially offset by £9 million ($12 million) exceptional tax charge in respect of repatriation of untaxed foreign earnings. In addition, there was a one-off charge of £11 million ($15 million) to other comprehensive income and equity, in respect of the remeasurement of the deferred tax assets on post employment liabilities and share-based incentive plans as a result of applying the provisions of the TCJA.
(iv) During 2017 Diageo was in discussions with HMRC to seek clarity on Diageo’s transfer pricing and related issues, and in the first half of the year ending 30 June 2018 a preliminary assessment for diverted profits tax notice was issued. Final charging notices were issued in August 2017 and Diageo paid £107 million in respect of the two years ended 30 June 2016. Diageo agreed in June 2018 with HMRC that diverted profits tax does not apply and at the same time has reached resolution on the transfer pricing issues being discussed. The agreement in respect of transfer pricing covers the period from 1 July 2014 to 30 June 2017 and has resulted in an additional UK tax charge of £143 million. In the year ended 30 June 2018 an additional tax charge of £47 million was recognised in current tax which is based on the approach agreed with HMRC.

Schedule of taxation rate reconciliation and factors that may affect future tax charges
(c) Taxation rate reconciliation and factors that may affect future tax charges

	2019 £ million	2018 £ million	2017 £ million
Profit from continuing operations before taxation	4,235	3,740	3,559
Notional charge at UK corporation tax rate of 19% (2018 – 19%; 2017 – 19.75%)	805	711	703
Elimination of notional tax on share of after tax results of associates and joint ventures	(59)	(58)	(60)
Differences in overseas tax rates	106	134	162
Effect of intra-group financing	(34)	(61)	(64)
Non taxable gain on disposals of businesses	(3)	—	—
Other tax rate and tax base differences	(132)	(109)	(100)
Other items not chargeable	(54)	(79)	(78)
Impairment	—	16	—
Non deductible losses on disposal of businesses	—	—	(1)
Other non deductible exceptional items	12	9	7
Other items not deductible(i)	231	238	156
Changes in tax rates(ii)	(54)	(371)	(9)
Fair value adjustment in respect of assets held for sale	1	—	—
Adjustments in respect of prior years(iii)	79	166	16
Taxation on profit from continuing operations	898	596	732

(i)	Other items not deductible include controlled foreign companies charge, irrecoverable withholding tax and additional state and local taxes.

(ii)
Changes in tax rates for the year ended 30 June 2019 principally arose from the tax rate change in the Netherlands. Changes in tax rates for the year ended 30 June 2018 was mainly due to the application of the TCJA.

(iii)
Adjustment in respect of prior years for the year ended 30 June 2019 includes £61 million exceptional tax charge in respect of the French tax audit settlement. The £166 million prior year adjustment for the year ended 30 June 2018 is principally in respect of the exceptional tax charge in respect of the UK transfer pricing agreement.

Schedule of deferred tax assets and liabilities
The amounts of deferred tax accounted for in the consolidated balance sheet comprise the following net deferred tax assets/(liabilities):

	Property, plant and equipment £ million	Intangible assets £ million	Post employment plans £ million	Tax losses £ million	Other temporary differences(i) £ million	Total £ million
At 30 June 2017	(180)	(2,277)	112	43	324	(1,978)
Exchange differences	7	89	(2)	(1)	(11)	82
Recognised in income statement – continuing operations	(134)	(14)	(9)	(15)	(84)	(256)
Reclassification	(4)	—	(1)	—	5	—
Recognised in other comprehensive income and equity	—	—	(105)	5	35	(65)
Tax rate change – recognised in income statement	19	390	(16)	—	(30)	363
Tax rate change – recognised in other comprehensive income and equity	—	—	(6)	—	(5)	(11)
At 30 June 2018	(292)	(1,812)	(27)	32	234	(1,865)
Exchange differences	(7)	(47)	2	1	4	(47)
Recognised in income statement – continuing operations	(51)	14	(17)	(14)	28	(40)
Reclassification	(2)	(3)	12	3	(10)	—
Recognised in other comprehensive income and equity	—	—	(8)	5	(1)	(4)
Tax rate change – recognised in income statement	1	51	(1)	2	1	54
Tax rate change – recognised in other comprehensive income and equity	—	—	1	(5)	8	4
Acquisition of subsidiaries	—	(5)	—	—	—	(5)
Transfer to assets held for sale	2	7	—	—	—	9
At 30 June 2019	(349)	(1,795)	(38)	24	264	(1,894)

(i)	Deferred tax on other temporary differences includes thalidomide provisions, restructuring provisions, share-based payments and intra group sales of products.

Schedule of net deferred assets and liabilities
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax liability comprises:

	2019 £ million	2018 £ million
Deferred tax assets	138	122
Deferred tax liabilities	(2,032)	(1,987)
	(1,894)	(1,865)

Schedule of unrecognized deferred tax assets and liabilities
Deferred tax assets have not been recognised in respect of the following tax losses:

	2019 £ million	2018 £ million
Capital losses - indefinite	62	69
Trading losses - indefinite	70	92
Trading losses - expiry dates up to 2029	53	55
	185	216